Summary of Significant Accounting Policies - Summary of Earnings Per Share Basic and Diluted Loss Per Common Share (Detail) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2021
Numerator: Net loss minus net loss allocable to Redeemable Class A common stock
Net loss	$ (13,678,611)	$ (3,261,529)	$ (16,940,140)
Denominator: Weighted Average Stock Outstanding, Non-Redeemable Class A and Class B
Net Income (Loss) Attributable to Parent, Including Accretion of Temporary Equity			(19,438,205)
Accretion of Temporary Equity to Redemption Value			$ 2,498,065
Common Stock Subject To Possible Redemption [Member]
Denominator: Weighted Average Stock Outstanding, Redeemable Class A
Earnings Per Share, Basic and Diluted			$ (0.51)
Denominator: Weighted Average Stock Outstanding, Non-Redeemable Class A and Class B
Earnings Per Share, Basic and Diluted			$ (0.51)
Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A common stock
Interest income earned on Trust Account			$ 721,974
Denominator: Weighted Average Stock Outstanding, Redeemable Class A
Earnings Per Share, Basic and Diluted			$ (0.60)
Numerator: Net loss minus net loss allocable to Redeemable Class A common stock
Net loss			$ (435,182)
Denominator: Weighted Average Stock Outstanding, Non-Redeemable Class A and Class B
Earnings Per Share, Basic and Diluted			$ (0.60)
Net Income (Loss) Attributable to Parent, Including Accretion of Temporary Equity			$ (435,182)
Accretion of Temporary Equity to Redemption Value			0
Class A Common Stock | Common Stock Subject To Possible Redemption [Member]
Numerator: Earnings allocable to Redeemable Class A common stock
Interest income earned on Trust Account			$ 26,526,318
Denominator: Weighted Average Stock Outstanding, Redeemable Class A
Earnings Per Share, Basic and Diluted			$ (0.51)
Numerator: Net loss minus net loss allocable to Redeemable Class A common stock
Net loss			$ (13,491,123)
Denominator: Weighted Average Stock Outstanding, Non-Redeemable Class A and Class B
Earnings Per Share, Basic and Diluted			$ (0.51)
Net Income (Loss) Attributable to Parent, Including Accretion of Temporary Equity			$ (15,989,188)
Accretion of Temporary Equity to Redemption Value			$ 2,498,065
Class A Common Stock | Non Redeemable Common Stock [Member]
Denominator: Weighted Average Stock Outstanding, Redeemable Class A
Earnings Per Share, Basic and Diluted			$ (0.60)
Denominator: Weighted Average Stock Outstanding, Non-Redeemable Class A and Class B
Earnings Per Share, Basic and Diluted			$ (0.60)
Class B Common Stock
Numerator: Earnings allocable to Redeemable Class A common stock
Interest income earned on Trust Account			$ 5,000,000
Denominator: Weighted Average Stock Outstanding, Redeemable Class A
Earnings Per Share, Basic and Diluted			$ (0.60)
Numerator: Net loss minus net loss allocable to Redeemable Class A common stock
Net loss			$ (3,013,835)
Denominator: Weighted Average Stock Outstanding, Non-Redeemable Class A and Class B
Earnings Per Share, Basic and Diluted			$ (0.60)
Net Income (Loss) Attributable to Parent, Including Accretion of Temporary Equity			$ (3,013,835)
Accretion of Temporary Equity to Redemption Value			$ 0
Class B Common Stock | Non Redeemable Common Stock [Member]
Denominator: Weighted Average Stock Outstanding, Redeemable Class A
Earnings Per Share, Basic and Diluted			$ (0.60)
Denominator: Weighted Average Stock Outstanding, Non-Redeemable Class A and Class B
Earnings Per Share, Basic and Diluted			$ (0.60)